Employee Benefits - Summary of Employee Benefits (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Wages and salaries	R$ 242,147	R$ 146,153	R$ 72,093
Social security costs	70,988	36,577	15,721
Profit sharing and annual bonuses	47,262	15,235	5,128
Share-based payments	60,843	138,937	53,059
Total of employee benefits	R$ 421,240	R$ 336,902	R$ 146,001